SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

32.  SUBSEQUENT EVENTS

In January 2022, the Company has issued a convertible senior notes for an aggregate principal amount of US$250,000. The Notes have a term of five years and carry interest at 2% per annum.